Current financial assets and Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Current Financial Assets and Cash and Cash Equivalents

As of December 31, 2016	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	36,592	—	36,592
Cash and cash equivalents	254,567	—	254,567

Current financial assets and cash and cash equivalents	291,159	—	291,159

As of December 31, 2017	Carrying amount	Unrealized Gains/(Losses)	Estimated fair value
		$ in thousands
Current financial assets	40,602	—	40,602
Cash and cash equivalents	256,380	—	256,380

Current financial assets and cash and cash equivalents	296,982	—	296,982

Details of Cash and Cash Equivalents

Details of cash and cash equivalents

	As of December 31,	As of December 31,
	2016	2017
	$ in thousands
Cash and bank accounts	222,089	219,368
Money market funds	12,451	13,026
Fixed bank deposits	20,028	23,986

Total cash and cash equivalents	254,568	256,380